Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2024
Distribution
Electric	15,771	(4,078)	11,693
Gas	7,148	(1,866)	5,282
Transmission
Electric	23,084	(4,865)	18,219
Gas	2,937	(894)	2,043
Generation	8,056	(3,110)	4,946
Other	5,014	(1,809)	3,205
Assets under construction	3,578	—	3,578
Land	490	—	490
	66,078	(16,622)	49,456

2023
Distribution
Electric	14,352	(3,708)	10,644
Gas	6,682	(1,736)	4,946
Transmission
Electric	19,886	(4,267)	15,619
Gas	2,751	(843)	1,908
Generation	7,192	(2,739)	4,453
Other	4,444	(1,645)	2,799
Assets under construction	2,581	—	2,581
Land	435	—	435
	58,323	(14,938)	43,385
Electric distribution assets are those used to distribute electricity at lower voltages (generally below 69 kilovolts ("kV")). These assets include poles, towers and fixtures, low-voltage wires, transformers, overhead and underground conductors, street lighting, meters, metering equipment and other related equipment. Gas distribution assets are those used to transport natural gas at low pressures (generally below 2,070 kilopascals ("kPa")). These assets include distribution stations, telemetry, distribution pipe for mains and services, meter sets and other related equipment.

Electric transmission assets are those used to transmit electricity at higher voltages (generally at 69 kV and higher). These assets include poles, wires, switching equipment, transformers, support structures and other related equipment. Gas transmission assets are those used to transport natural gas at higher pressures (generally at 2,070 kPa and higher). These assets include transmission stations, telemetry, transmission pipe and other related equipment.

Generation assets are those used to generate electricity. These assets include hydroelectric and thermal generation stations, gas and combustion turbines, coal-fired generating stations, dams, reservoirs, photovoltaic systems, wind resources and other related equipment.

Other assets include buildings, equipment, vehicles, inventory, and information technology assets.

As at December 31, 2024, assets under construction largely reflect ongoing transmission projects at ITC and UNS Energy, as well as the Roadrunner Reserve battery storage projects at UNS Energy and the Eagle Mountain Pipeline project at FortisBC Energy.

The cost of PPE under finance lease as at December 31, 2024 was $324 million (2023 - $318 million) and related accumulated depreciation was $119 million (2023 - $113 million) (Note 15).

Jointly Owned Facilities
UNS Energy and ITC hold undivided interests in jointly owned generating facilities and transmission systems, are entitled to their pro rata share of the PPE, and are proportionately liable for the associated operating costs and liabilities. As at December 31, 2024, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
($ millions, except as indicated)	(%)	Cost	Depreciation	Value
Transmission Facilities	Various	1,704	(489)	1,215
Springerville Common Facilities	86.0	580	(344)	236
Springerville Coal Handling Facilities	83.0	299	(154)	145
Four Corners Units 4 and 5 ("Four Corners")	7.0	311	(155)	156
Gila River Common Facilities	50.0	131	(52)	79
Luna Energy Facility ("Luna")	33.3	101	3	104
		3,126	(1,191)	1,935